AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 2, 2007


                                                 REGISTRATION FILE NO. 333-14290
                                                 REGISTRATION FILE NO. 811-22066
--------------------------------------------------------------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-2
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                          PRE-EFFECTIVE AMENDMENT NO. 4
                          POST-EFFECTIVE AMENDMENT NO.
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                 AMENDMENT NO. 4


                       CORNERSTONE PROGRESSIVE RETURN FUND
               (Exact Name of Registrant as Specified in Charter)

                     C/O BEAR STEARNS FUNDS MANAGEMENT, INC.
                         383 MADISON AVENUE, 23RD FLOOR
                            NEW YORK, NEW YORK, 10179
                   (Address of Principal Executive Offices --
                     Number, Street, City, State, Zip Code)

       Registrant's telephone number, including area code: (212) 272-3550

                     C/O BEAR STEARNS FUNDS MANAGEMENT, INC.
                         383 MADISON AVENUE, 23RD FLOOR
                            NEW YORK, NEW YORK, 10179
          (Name and Address -- Number, Street, City, State, Zip Code --
                             of Agent for Service)

                            Copies of information to:



  THOMAS R. WESTLE, ESQ.                          STEVEN M. FELSENSTEIN, ESQ.
      BLANK ROME LLP                                 GREENBURG TRAURIG, LLP
   405 LEXINGTON AVENUE                               TWO COMMERCE SQUARE
 NEW YORK, NEW YORK 10174                                  SUITE 2700
      (212) 885-5239                                   2001 MARKET STREET
                                                PHILADELPHIA, PENNSYLVANIA 19103
                                                         (215) 988-2800

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.

It is proposed that this filing will become effective (check appropriate box):

[ ]   when declared effective pursuant to section 8(c).

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed registration statement.

[ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration number of the earlier effective
      registration statement for the same offering is             .

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                       PROPOSED       PROPOSED
                                       MAXIMUM        MAXIMUM
                                       OFFERING       AGGREGATE      AMOUNT OF
TITLE OF SECURITIES   AMOUNT BEING    PRICE PER       OFFERING     REGISTRATION
 BEING REGISTERED     REGISTERED(1)    SHARE(1)       PRICE(1)        FEE(2)

Common shares,          50,000          $15.00        $750,000.00     $30.70
 no par value
--------------------------------------------------------------------------------

(1) Estimated solely for the purpose of calculating the registration fee, in accordance with Rule 457(o) of the Securities Act of 1933.
(2)      Previously paid.


================================================================================

         This Pre-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-2 (File Nos. 333-14290 and 811-22066) consists of the following:

         (1) Facing sheet of this Registration Statement;

         (2) Part B of this Registration Statement (including financial statements); and

         (3) Part C of this Registration Statement (including the signature page).

         Part A of this Registration Statement is unchanged from that filed as part of Pre-Effective Amendment No. 3, filed by the Registrant on July 31, 2007, and is hereby incorporated by reference. This Registration Statement is being filed to set forth additional information, including the Fund's financial statements, in Part B and file exhibits as reflected in Item 25 of Part C.

         THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                       STATEMENT OF ADDITIONAL INFORMATION

                                                                        , 2007

                       CORNERSTONE PROGRESSIVE RETURN FUND
                        C/O BEAR STEARNS FUNDS MANAGEMENT
                         383 MADISON AVENUE, 23RD FLOOR
                            NEW YORK, NEW YORK 10179

         THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF CORNERSTONE PROGRESSIVE RETURN FUND (THE "FUND"), DATED
 , 2007, AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME. CAPITALIZED TERMS USED BUT NOT DEFINED IN THIS SAI HAVE THE MEANINGS GIVEN TO THEM IN THE PROSPECTUS.

         A COPY OF THE PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE BY CALLING THE FUND COLLECT AT (212) 272-3550. THE FUND DOES NOT HAVE AN INTERNET WEBSITE. THE REGISTRATION STATEMENT OF WHICH THE PROSPECTUS IS A PART CAN BE REVIEWED AND COPIED AT THE PUBLIC REFERENCE ROOM OF THE SEC AT 100 F STREET NE, WASHINGTON, D.C. YOU MAY OBTAIN INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM BY CALLING THE SEC AT (202) 551-8090. THE FUND'S FILINGS WITH THE SEC ARE ALSO AVAILABLE TO THE PUBLIC ON THE SEC'S INTERNET WEBSITE AT WWW.SEC.GOV. COPIES OF THESE FILINGS MAY BE OBTAINED, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS: PUBLICINFO@SEC.GOV, OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, 100 F ST. NE, WASHINGTON, D.C. 20549-0102.

                               TABLE OF CONTENTS

Investment Restrictions                                                      B-
Management                                                                   B-
Code of Ethics                                                               B-
Proxy Voting Procedures                                                      B-
Investment Advisory and Other Services                                       B-
Portfolio Managers                                                           B-
Allocation of Brokerage                                                      B-
Determination of Net Asset Value                                             B-
Taxes                                                                        B-
Other Information                                                            B-
Independent Registered Public Accounting Firm                                B-
Report of Independent Registered Public Accounting Firm                      B-













                           FORWARD-LOOKING STATEMENTS

         This SAI contains or incorporates by reference forward-looking statements, within the meaning of the federal securities laws, that involve risks and uncertainties. These statements describe our plans, strategies and goals and our beliefs and assumptions concerning future economic or other conditions and the outlook for the Fund, based on currently available information. In this SAI, words such as "anticipates," "believes," "expects," "objectives," "goals," "future," "intends," "seeks," "will," "may," "could," "should," and similar expressions are used in an effort to identify forward-looking statements, although some forward-looking statements may be expressed differently.

         The Fund's actual results could differ materially from those anticipated in the forward-looking statements because of various risks and uncertainties, including the factors set forth in the section headed "Risk Factors" in the Fund's prospectus and elsewhere in the prospectus and this SAI. You should consider carefully the discussions of risks and uncertainties in the "Risk Factors" section in the prospectus. The forward-looking statements contained in this SAI are based on information available to the Fund on the date of this SAI, and the Fund assumes no obligation to update any such forward-looking statements, except as required by law.

                             INVESTMENT RESTRICTIONS



INVESTMENT RESTRICTIONS

         FUNDAMENTAL POLICIES

         The following investment restrictions of the Fund are designated as fundamental policies and as such may not be changed without the approval of a majority of the Fund's outstanding common shares. In addition, the Fund's investment objectives are fundamental policies that may not be changed without the vote of a majority of the Fund's outstanding common shares.

DIVERSIFICATION

         With respect to 75% of its total assets, the Fund may not purchase a security, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of that Fund's total assets would be invested in the securities of any one issuer, or that Fund would own more than 10% of the voting securities of any one issuer.

UNDERWRITING

         The Fund will not underwrite any issue of securities except as it may be deemed an underwriter under the 1933 Act in connection with the sale of securities in accordance with its investment objectives, policies and limitations.

INTERESTS IN OIL, GAS OR OTHER MINERAL EXPLORATION OR DEVELOPMENT PROGRAMS

         The Fund may not purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

SHORT SALES

         The Fund may not sell a security short if, as a result of such sale, the current value of securities sold short by that Fund would exceed 10% of the value of that Fund's total assets; provided, however, if the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (i.e., short sales "against the box"), this limitation is not applicable. The Fund has no current intention to take short positions in securities. However, if the Fund does take any short positions, it will maintain sufficient segregated liquid assets to cover the short position.

LENDING OF FUNDS AND SECURITIES

         To generate additional income, the Fund may lend up to 33% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

COMMODITIES

         The Fund may not purchase, sell or invest in commodities, provided that this restriction shall not prohibit the Fund from purchasing and selling financial futures contracts and related options, including but not limited to, currency futures contracts.

REAL ESTATE

         The Fund may not purchase, sell or invest in real estate, but may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund's ownership of such securities.

BORROWING, SENIOR SECURITIES

         The Fund may not issue senior securities as defined by the 1940 Act, other than preferred shares which immediately after issuance will have asset coverage of at least 200% and except that the Fund may borrow money from banks or other financial institutions for extraordinary or emergency purposes, subject to the overall limitation that total borrowings by the Fund may not exceed 10% of the value of the Fund's total assets (measured at the time of borrowing and including the amount borrowed).

PLEDGING ASSETS

         Other than as set forth above in "Lending of Funds and Securities" and except to secure permitted borrowing and to implement collateral and similar arrangements incident to permitted investment activities, the Fund may not pledge, mortgage, hypothecate or otherwise encumber its assets.

CONCENTRATION IN ANY ONE INDUSTRY

         The Fund may not invest 25% or more of the value of its total assets in the securities in any single industry, provided that there shall be no limitation on the purchase of U.S. Government securities.

         NON-FUNDAMENTAL POLICIES

         The following policies of the Fund are non-fundamental and may be changed by the Board of Trustees without the approval of the Fund's shareholders.

PURCHASE OF SECURITIES ON MARGIN

         The Fund may not purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by that Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

JOINT TRADING

         The Fund may not participate on a joint or joint and several basis in any trading account in any securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's investment adviser (the "Adviser") or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

         The Fund may invest in securities of other investment companies. The Fund will limit its investment in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole in accordance with the 1940 Act and applicable Federal securities laws.

ILLIQUID SECURITIES

         The Fund may not invest more than 15% of its net assets in illiquid securities and other securities which are not readily marketable, excluding securities eligible for resale under Rule 144A of the 1933 Act which the Trustees have determined to be liquid.

OPTIONS

         The Fund may write, purchase or sell put or call options on foreign currencies, as discussed in the prospectus. The Fund may not write, purchase or sell put or call options on securities or stock indices.

FUTURES CONTRACTS

         The Fund may purchase financial futures contracts and related options for speculative or for "bona fide hedging" purposes, provided that aggregate initial margin deposits plus premiums paid by that Fund for open futures options positions, less the amount by which any such positions are "in-the-money," may not exceed 5% of the Fund's net assets.

         If a percentage limitation set forth in an investment policy or restriction of the Fund is adhered to at the time of investment or at the time the Fund engages in a transaction, a subsequent increase or decrease in percentage resulting from a change in value of an investment or position, or a change in the net assets of the Fund, will not result in a violation of such restriction, provided, however, that the asset coverage requirement applicable to borrowings and the limitation on investment in illiquid securities shall each be maintained in the manner contemplated by applicable law.

         For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

                                   MANAGEMENT

         The Board of Trustees of the Fund has the responsibility for the overall management of the Fund, including general supervision and review of the Fund's investment activities and its conformity with Delaware law and the policies of the Fund. The Board of Trustees elects the officers of the Fund, who are responsible for administering the Fund's day-to-day operations.

         The Trustees, including the Trustees who are not interested persons of the Fund, as that term is defined in the 1940 Act ("Independent Trustees"), and executive officers of the Fund, their ages and principal occupations during the past five years are set forth below. The address of each Trustee and Officer is c/o Bear Stearns Funds Management Inc., 383 Madison Avenue, New York, NY 10179.


INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              # OF
                                                                            PORTFOLIOS
                            POSITION(S) HELD   PRINCIPAL OCCUPATION           IN FUND      OTHER DIRECTORSHIPS
NAME AND AGE                WITH THE FUND      DURING PAST FIVE YEARS        COMPLEX**     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Glenn W. Wilcox, Sr. (75)   Independent        Chairman of the Board             2         Director, each of the Cornerstone
                            Trustee            and Chief Executive Officer                 Funds.*; Director of Wachovia Corp.
                                               of Wilcox Travel Agency, Inc.               WNC Regional Advisory Board; Director
                                                                                           of Champion Industries, Inc.; and
                                                                                           Chairman of Tower Associates, Inc. (a
                                                                                           real-estate venture)
------------------------------------------------------------------------------------------------------------------------------------
Andrew A. Strauss (53)      Independent        Attorney and senior member of     2         Director, each of the Cornerstone
                            Trustee            Strauss & Associates, P.A.,                 Funds*; Director of Memorial Mission
                                               Attorneys, Asheville and                    Hospital Foundation, Deerfield
                                               Hendersonville, North  Carolina;            Episcopal Retirement Community and
                                               previous President of White                 Asheville Symphony
                                               Knight Healthcare, Inc. and LMV
                                               Leasing, Inc., a wholly owned
                                               subsidiary of Xerox Credit
                                               Corporation
------------------------------------------------------------------------------------------------------------------------------------
Scott B. Rogers (51)        Independent        Chairman, Board of Health         2         Director, each of the Cornerstone
                            Trustee            Partners, Inc.; Chief Executive             Funds.*; Chairman and Director,
                                               Officer, Asheville Buncombe                 Recycling Unlimited; Director of A-B
                                               Community Christian Ministry;               Vision Board, Interdenominational
                                               and President, ABCCM Doctor's               Ministerial Alliance, Faith
                                               Medical Clinic; Appointee, NC               Partnerships, Inc.
                                               Governor's Commission  on
                                               Welfare to Work
------------------------------------------------------------------------------------------------------------------------------------
Edwin Meese III (75)        Independent        Distinguished Fellow, The         2         Director, each of the Cornerstone
                            Trustee            Heritage Foundation Washington              Funds.*; Director of Carrington
                                               DC ; Distinguished Visiting                 Laboratories, Inc.
                                               Fellow at the Hoover Institution,
                                               Stanford University; Senior
                                               Adviser, Revelation L.P.
------------------------------------------------------------------------------------------------------------------------------------

                                      B-5

------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Lenagh (82)       Independent        Director, Photonics Products      2         Director, each of the Cornerstone
                            Trustee            Group; Independent Financial                Funds*; The Adams Express Company and
                                               Adviser                                     Petroleum and Resources Corporation,
                                                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------

* The Independent Trustees identified in this SAI are members of the Board of Directors for each of the Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc. (together, the "Cornerstone Funds").
** Fund Complex refers to the Cornerstone Funds, both of which were managed by Cornerstone Advisors, Inc. during the year ended December 31, 2006.


INTERESTED TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  # OF
                                                                                PORTFOLIOS
                            POSITION(S) HELD      PRINCIPAL OCCUPATION DURING     IN FUND    OTHER DIRECTORSHIPS HELD BY
NAME AND AGE                WITH THE FUND         PAST FIVE YEARS                COMPLEX**   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ralph W. Bradshaw* (56)     Interested Trustee President, Cornerstone Advisors,     2        Interested Director, each
                            and President      Inc.; Financial Consultant;                   of the Cornerstone Funds.
                                               President and Director of
                                               Cornerstone Strategic Value Fund,
                                               Inc. and Cornerstone Total Return
                                               Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
William A. Clark (61)       Interested Trustee Director and Stockholder,            2        Interested Director, each of the
                            and Vice President Cornerstone Advisors, Inc.; Vice              Cornerstone Funds.
                                               President and Director of
                                               Cornerstone Strategic Value Fund,
                                               Inc. and Cornerstone Total Return
                                               Fund, Inc.; former financial
                                               consultant of Deep Discount
                                               Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------

*     Mr. Bradshaw has been a Trustee of the Fund since its inception.
** Fund Complex refers to the Cornerstone Funds, both of which were managed by Cornerstone Advisors, Inc. during the year ended December 31, 2006.

         In addition to Mr. Bradshaw and Mr. Clark, the table below identifies the Fund's executive officers.

                                      B-6

------------------------------------------------------------------------------------------------------------------------------------
                            POSITION(S) HELD       PRINCIPAL OCCUPATION DURING                       # OF PORTFOLIOS IN
NAME AND AGE                WITH THE FUND          PAST FIVE YEARS                                       FUND COMPLEX*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Gary A. Bentz (50)          Chief Compliance       Chairman and Chief Financial Officer of              2
                            Officer                Cornerstone Advisors, Inc.; previous
                                                   Director, Vice President and Treasurer
                                                   of the Cornerstone Total Return Fund,
                                                   Inc. and current Chief Compliance
                                                   Officer of Funds in the Fund Complex *;
                                                   Financial Consultant, C.P.A.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Jodi B. Levine (37)         Treasurer              Associate Director, Bear, Stearns & Co.              2
                                                   Inc.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Thomas R. Westle (53)       Secretary              Partner, Blank Rome LLP, a law firm;                 2
                                                   previous partner at Spitzer & Feldman,
                                                   a law firm
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

* Fund Complex refers to the Cornerstone Funds, both of which were managed by Cornerstone Advisors, Inc. during the year ended December 31, 2006.

BOARD COMMITTEES

         The Board has two standing committees as described below:
------------------------------------------------------------------------------------------------------------------------------------
MEMBERS                     DESCRIPTION OF FUNCTIONS                                  MEETINGS
------------------------------------------------------------------------------------------------------------------------------------

AUDIT COMMITTEE
Glenn W. Wilcox, Sr.        Responsible for advising the full Board with        The audit committee will meet
Andrew A. Strauss           respect to accounting, auditing, ethics and         at least twice annually.
Scott B. Rogers             financial matters affecting the Fund.
Edwin Meese
Thomas H. Lenagh

NOMINATING & CORPORATE
  GOVERNANCE COMMITTEE
Glenn W. Wilcox, Sr.        Responsible for seeking and reviewing candidates    The nominating committee will
Andrew A. Strauss           for consideration as nominees for Trustees as is    meet as necessary, and at least
Scott B. Rogers             considered necessary from time to time.             once a year.
Edwin Meese                 Also responsible for  corporate governance
Thomas H. Lenagh            compliance, including AMEX and SEC rules.
------------------------------------------------------------------------------------------------------------------------------------

         The Board may from time to time establish additional committees as deemed in the best interest of the Fund, including a pricing committee responsible for pricing the common shares for purposes of the initial offering.


TRUSTEE OWNERSHIP OF FUND SHARES; CONTROL PERSON
         As of the date of this SAI, the Trustees and officers of the Fund as a group owned 6,668 of the outstanding shares of the Fund. On July 20, 2007, Gary A. Bentz and Ralph W. Bradshaw each purchased $50,010 in shares of the Fund at an initial subscription price of $15.00 per share and were the sole shareholders as of this date.

         Set forth below is the dollar range of equity securities beneficially owned by each Trustee of the equity securities in all registered investment companies overseen by the Trustee in the family of investment companies as of December 31, 2006:

AMOUNT INVESTED KEY

      A. $1-$10,000
      B. $10,001-$50,000
      C. $50,001-$100,000
      D. over $100,000

                                                AGGREGATE DOLLAR
                                                RANGE OF EQUITY SECURITIES IN
                                                ALL REGISTERED INVESTMENT
                            DOLLAR RANGE OF     COMPANIES OVERSEEN BY TRUSTEE
  NAME                      FUND SHARES OWNED*  IN FUND COMPLEX**
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEE
--------------------------------------------------------------------------------
Glenn W. Wilcox, Sr.             None                      XXX
Andrew A. Strauss                None                      XXX
Edwin Meese III                  None                      XXX
Scott B. Rogers                  None                      XXX
Thomas H. Lenagh                 None                      XXX
INTERESTED TRUSTEE
Ralph W. Bradshaw                None                        D
William A. Clark                 None
================================================================================

* As of the date of this SAI, the Trustees of the Fund owned 3,334 of the outstanding shares of the Fund.
** Fund Complex refers to the Cornerstone Funds, both of which were managed by Cornerstone Advisors, Inc. during the year ended December 31, 2006.


         During the calendar years ended December 31, 2005 and December 31, 2006, none of the Independent Trustees (or their immediate family members) had:

         1. Any direct or indirect interest in the Adviser or principal underwriter of the Fund or any person controlling, controlled by or under common control with the Adviser or principal underwriter of the Fund;

         2. Any direct or indirect material interest, in which the amount involved exceeds $120,000, in any transaction or series of similar transactions with (i) the Fund; (ii) another fund managed by the Adviser, or distributed by the principal underwriter of the Fund or a person controlling, controlled by or under common control with the Adviser or the principal underwriter of the Fund; (iii) the Adviser or the principal underwriter of the Fund; (iv) a person controlling, controlled by or under common control with the Adviser or the principal underwriter of the Fund; or (v) an officer of any of the above; or

         3. Any direct or indirect relationship, in which the amount exceeds $120,000, with (i) the Fund; (ii) another fund managed by the Adviser, or distributed by the principal underwriter of the Fund or a person controlling, controlled by or under common control with the Adviser or the principal underwriter of the Fund; (iii) the Adviser or the principal underwriter of the Fund; (iv) a person controlling, controlled by or under common control with the Adviser or the principal underwriter of the Fund; or (v) an officer of any of the above.

         During the calendar years ended December 31, 2005 and December 31, 2006, no officer of the Adviser or the principal underwriter of the Fund or any person controlling, controlled by or under common control with the Adviser or the principal underwriter of the Fund served on the board of directors of a company where an Independent Trustee of the Fund or any of their immediate family members served as an officer.

COMPENSATION

         The Fund will pay an annual fee in the amount of $15,000 to each Trustee who is not an officer of employee of the Adviser (or any affiliated company of the Adviser). All Trustees are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred relating to attendance at meetings of the Board of Trustees or committee meetings.

         The table set forth below includes information regarding compensation from the Fund and the Cornerstone Funds for each of the Trustees. None of the officers of the Fund receive compensation from the Fund, nor does any person affiliated with the Fund receive compensation in excess of $60,000 from the Fund.


                                       PENSION OR RETIREMENT       ESTIMATED     TOTAL COMPENSATION
                         AGGREGATE     BENEFITS ACCRUED AS     ANNUAL BENEFITS     FROM FUND AND
                       COMPENSATION       PART OF FUND               UPON        FUND COMPLEX PAID
NAME                    FROM FUND*          EXPENSES              RETIREMENT       TO TRUSTEES**
---------------------  -------------  ----------------------  -----------------  ------------------
Glenn W. Wilcox, Sr.      $7,500              $0                   $0                $30,000
Andrew A. Strauss         $7,500              $0                   $0                $30,000
Edwin Meese III           $7,500              $0                   $0                $30,000
Scott B. Rogers           $7,500              $0                   $0                $30,000
Thomas H. Lenagh          $7,500              $0                   $0                $30,000
Ralph W. Bradshaw           $0                $0                   $0                     $0
William A. Clark            $0                $0                   $0                     $0

----------
* The amounts set forth in column 2 are the estimated future payments that each Trustee is expected to receive for the fiscal year ending December 31, 2007.

** The amount set forth in column 5 includes actual amounts paid to each Trustee by the Fund Complex for the period ended December 31, 2006. The Fund Complex refers to the Cornerstone Funds, both of which were managed by Cornerstone Advisors, Inc. during the year ended December 31, 2006.

                                 CODE OF ETHICS

         The Adviser and the Fund have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees of the Fund or the Adviser ("Access Persons"), as applicable. Rule 17j-1 and the Code of Ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. The Code of Ethics permits Access Persons to trade securities for their own accounts, including securities that may be purchased or held by the Fund, and generally requires them to report their personal securities. The Code of Ethics will be included as an exhibit to the Fund's registration statement, which will be on file with the SEC, and available as described on the cover page of this SAI.

                             PROXY VOTING PROCEDURES

         The Fund has delegated the voting of proxies with respect to securities owned by it to the Adviser, and the Adviser will vote proxies in a manner that it deems to be in the best interests of the Fund. In general, the Adviser believes that voting proxies in accordance with the policies that it has adopted will be in the best interests of the Fund. If the Adviser believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of the Fund, the Adviser will determine how such proxy should be voted.

POLICIES OF THE ADVISER

         It is the Adviser's policy to vote all proxies received by the Fund in a timely manner. Upon receiving each proxy, the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. The Adviser generally supports policies, plans and structures that it believes give quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

CONFLICTS OF INTEREST

         The Adviser's duty is to vote in the best interests of the Fund's shareholders. Therefore, in situations where there is a conflict of interest between the Adviser's interests and the Fund's interests, the Adviser will take one of the following steps to resolve the conflict:

1. If a proposal is addressed by the guidelines, the Adviser will vote in accordance with those guidelines;

2. If the Adviser believes it is in the Fund's best interest to depart from the guidelines provided, the Adviser will disclose the conflict to the Fund and obtain its consent to the proposed vote prior to voting the securities;

3. The Fund may direct the Adviser in writing to forward all proxy matters in which the Adviser has a conflict of interest regarding the securities to an identified independent third party for review and recommendation. The Adviser will vote in accordance with the third party's recommendations as long as they are received on a timely basis. If the third party's recommendations are not received in a timely manner, the Adviser will abstain from voting the securities.

MORE INFORMATION

         The actual voting records relating to the Fund's portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling collect (212) 272-3550 or in the Fund's reports to be filed with the SEC and available on the SEC's website at WWW.SEC.GOV. In addition, a copy of the Funds' proxy voting policies and procedures is available by calling collect (212) 272-3550 and will be sent within three business days of receipt of a request.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         The management of the Fund is supervised by the Trustees. Cornerstone Advisors, Inc. provides investment advisory services to the Fund pursuant to an investment management agreement entered into with the Fund (an "Investment Management Agreement").

         The Adviser, located at One West Pack Square, Suite 1650, Asheville, North Carolina, 28801, is a North Carolina corporation. It was formed for the purpose of providing investment advisory and management services to investment companies. Ralph W. Bradshaw, Gary A. Bentz and William A. Clark are the only shareholders of the Adviser. Mr. Bradshaw is the Interested Trustee and President of the Fund.

         The Investment Management Agreement was approved in person by the Trustees, including a majority of the Independent Trustees on June 7, 2007, and by its initial shareholders on [ ]. The Investment Management Agreement has an initial term of two years. The Investment Management Agreement may be continued in effect from year to year after its initial term, provided that its continuance is approved annually by the Trustees or by a majority of the outstanding voting shares of the Fund, and in each case is also approved by a majority of the Independent Trustees by vote cast in person at a meeting duly called for the purpose of voting on such approval.

         Under the Investment Management Agreement, the Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to the Fund's portfolio of investments. In addition, the Adviser performs a variety of administrative services for the Fund. The Fund bears all of its other expenses and liabilities, including expenses incurred in connection with maintaining its registration under the 1933 Act, and the 1940 Act, state qualifications, if any, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholders' meetings and reports to shareholders.

         The annual percentage rate and method used in computing the investment advisory fee of the Fund is described in the Prospectus.

         The Investment Management Agreement is terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of the Fund's outstanding shares, by a vote of a majority of the Trustees of the Fund or by the Adviser. The Investment Management Agreement provides that it will automatically terminate in the event of its assignment. The Investment Management Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT

         A discussion regarding the basis for the approval of the Fund's Investment Management Agreement by the Board will be available in the Fund's report to shareholders for the period ending December 31, 2007.

ADMINISTRATIVE SERVICES

         Under the Administration Agreement, BSFM is responsible for generally managing the administrative affairs of the Fund. BSFM is entitled to receive a monthly fee at the annual rate of 0.10% of the Fund's average weekly net assets, subject to a minimum annual fee of $50,000. BSFM will furnish to the Fund all office facilities, equipment and personnel for administration of the Fund. BSFM will compensate all BSFM personnel who perform administrative services for the Fund. BSFM administrative services include, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with the Trustees and shareholders' meetings, providing services in connection with repurchase offers, if any, and other administrative services necessary to conduct the Fund's business.

         Under the Fund Accounting Agreement, Commonwealth Fund Accounting, Inc. is responsible for calculating the net asset value of the common shares of the Fund, subject to the supervision of the Board of Trustees. Commonwealth is entitled to receive a monthly fee at the annual rate of 0.40% on the first $50 million of Fund assets, 0.30% on the second $50 million of Fund assets and 0.20% on any Fund assets in excess of $100 million.

         Information regarding the Fund's custodian and independent public accounting firm is described in the prospectus.



                               PORTFOLIO MANAGERS

         Mr. Ralph W. Bradshaw is the portfolio managers responsible for the day-to-day management of the Fund (the "Portfolio Manager"). The following table shows the number of other accounts managed by Mr. Bradshaw and the total assets in the accounts managed within various categories as of June 30, 2007.

                                                            ADVISORY FEE BASED
                                                              ON PERFORMANCE
                                                          ----------------------
TYPE OF ACCOUNTS               NUMBER OF   TOTAL ASSETS     NUMBER OF    TOTAL
                               ACCOUNTS  ($ IN MILLIONS)    ACCOUNTS     ASSETS
----------------------------  ---------  ---------------  -----------  ---------

RALPH W. BRADSHAW
Registered Investment
  Companies                       2            183             0           0
Other Pooled Investments          0              0             0           0
Other Accounts                    0              0             0           0



CONFLICTS OF INTEREST

         Conflicts of interest may arise because the Fund's Portfolio Manager has day-to-day management responsibilities with respect to the Fund and two other accounts (i.e., Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc.). These potential conflicts include:

         LIMITED RESOURCES. The Portfolio Manager cannot devote his full time and attention to the management of each of the accounts that he manages. Accordingly, the Portfolio Manager may be limited in his ability to identify investment opportunities for each of the accounts that are as attractive as might be the case if the Portfolio Manager was to devote substantially more attention to the management of a single account. The effects of this potential conflict may be more pronounced where the accounts have different investment strategies.

         LIMITED INVESTMENT OPPORTUNITIES. Other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that it believes is equitable to the accounts involved, including the Fund. When two or more clients of the Adviser are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price. See "Allocation of Brokerage".

         DIFFERENT INVESTMENT STRATEGIES. The accounts managed by the Portfolio Manager have differing investment strategies. If the Portfolio Manager determines that an investment opportunity may be appropriate for only some of the accounts or decide that certain of the accounts should take different positions with respect to a particular security, the Portfolio Manager may effect transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other accounts.

         VARIATION IN COMPENSATION. A conflict of interest may arise where the Adviser is compensated differently by the accounts that are managed by the Portfolio Manager. If certain accounts pay higher management fees or performance- based incentive fees, the Portfolio Manager might be motivated to prefer certain accounts over others. The Portfolio Manager might also be motivated to favor accounts in which they have a greater ownership interest or accounts that are more likely to enhance the Portfolio Manager's performance record or to otherwise benefit the Portfolio Manager.

         SELECTION OF BROKERS. The Portfolio Manager selects the brokers that execute securities transactions for the accounts that they supervise. See "Allocation of Brokerage." In addition to executing trades, some brokers provide the Portfolio Manager with research and other services which may require the payment of higher brokerage fees than might otherwise be available. The Portfolio Manager's decision as to the selection of brokers could yield disproportionate costs and benefits among the accounts that they manage, since the research and other services provided by brokers may be more beneficial to some accounts than to others.

         Where conflicts of interest arise between the Fund and other accounts managed by the Portfolio Manager, the Portfolio Manager will use good faith efforts so that the Fund will not be treated materially less favorably than other accounts. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the Portfolio Manager. In such instances, securities will be allocated in accordance with the Adviser's trade allocation policy. See "Investment Advisory and Other Services" above.

COMPENSATION.

         The Portfolio Manager's compensation will be made up of a fixed salary amount which is not based on the value of the assets in the Fund's portfolio.


SECURITIES OWNED IN THE FUND BY PORTFOLIO MANAGERS.

         As of the date of this SAI, the Portfolio Manager owned 3,334 shares of the Fund. See "Trustee Ownership of Fund Shares."

                             ALLOCATION OF BROKERAGE

         Decisions regarding the placement of orders to purchase and sell investments for the Fund are made by the Adviser, subject to the supervision of the Trustees. A substantial portion of the transactions in equity securities for the Fund will occur on domestic stock exchanges. Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States and some foreign exchanges, these commissions are negotiated. However, on many foreign stock exchanges these commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Over-the-counter transactions will generally be placed directly with a principal market maker, although the Fund may place an over-the-counter order with a broker-dealer if a better price (including commission) and execution are available.

         It is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally effected on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between the bid and ask price.

         The policy of the Fund regarding transactions for purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Board of Trustees of the Fund believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Fund and the Adviser from obtaining high quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser may rely on its experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

         In seeking to implement the Fund's policies, the Adviser will place transactions with those brokers and dealers who it believes provide the most favorable prices and which are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research or research related services to the Fund or the Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; and appraisals or evaluations of securities. The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Fund directly. While such services are useful and important in supplementing their own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce their expenses.

         Subject to the requirement that the Adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the Adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by the Adviser. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. ("NASD"), which provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

         The Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between the Fund and other accounts that are managed by the Adviser. The Fund may from time to time engage in such transactions in accordance with these procedures.

         Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or DE MINIMIS amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Fund that the benefits from the Adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                        DETERMINATION OF NET ASSET VALUE


         The net asset value per common share of the Fund is determined no less frequently than weekly and on the last business day of each month, as of the close of regular trading on the AMEX (normally 4:00 p.m. Eastern time). The Fund's net asset value per common share is determined by Commonwealth Fund Accounting, Inc., in the manner authorized by the Trustees of the Fund. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding.


         The Trustees of the Fund have established the following procedures for fair valuation of the Fund's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Determining fair value involves subjective judgments. It is possible that the fair value determined for a security may differ materially from the value to be realized upon a sale.

         The Adviser and the Board of Trustees may implement new pricing methodologies or expand mark-to-market valuation of debt securities whose market prices are not readily available in the future, which may result in a change in the Fund's net asset value per share. The Fund's net asset value per share will also be affected by fair value pricing decisions and by changes in the market for such debt securities. The Fund has adopted Fair Valuation Procedures to determine the fair value of a debt security. These Fair Valuation Procedures consider relevant factors, data, and information, including: (i) the characteristics of and fundamental analytical data relating to the debt security, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the debt security, the terms and conditions of the debt security and any related agreements, and the position of the debt security in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the debt security, including price quotations for and trading in the debt security and interests in similar debt security and the market environment and investor attitudes towards the debt security and interests in similar debt securities; and (v) general economic and market conditions affecting the fair value of the debt security. The fair value of each debt security is reviewed and approved by the Board of Trustees.

         Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. Securities for which there is no such quotation or valuation and all other assets are valued at fair value as determined in good faith by or at the direction of the Fund's Trustees.

         All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

                                      TAXES

         THE FOLLOWING IS A SUMMARY DISCUSSION OF THE MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES THAT MAY BE RELEVANT TO A SHAREHOLDER OF ACQUIRING, HOLDING AND DISPOSING OF SHARES OF THE FUND. THIS DISCUSSION DOES NOT ADDRESS THE SPECIAL TAX RULES APPLICABLE TO CERTAIN CLASSES OF INVESTORS, SUCH AS TAX-EXEMPT ENTITIES, FOREIGN INVESTORS, INSURANCE COMPANIES AND FINANCIAL INSTITUTIONS. THIS DISCUSSION ADDRESSES ONLY U.S. FEDERAL INCOME TAX CONSEQUENCES TO U.S. SHAREHOLDERS WHO HOLD THEIR SHARES AS CAPITAL ASSETS AND DOES NOT ADDRESS ALL OF THE U.S. FEDERAL INCOME TAX CONSEQUENCES THAT MAY BE RELEVANT TO PARTICULAR SHAREHOLDERS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES. IN ADDITION, THE DISCUSSION DOES NOT ADDRESS ANY STATE, LOCAL OR FOREIGN TAX CONSEQUENCES, AND IT DOES NOT ADDRESS ANY U.S. FEDERAL TAX CONSEQUENCES OTHER THAN U.S. FEDERAL INCOME TAX CONSEQUENCES. THE DISCUSSION IS BASED UPON PRESENT PROVISIONS OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE "CODE"), THE REGULATIONS PROMULGATED THEREUNDER, AND JUDICIAL AND ADMINISTRATIVE RULING AUTHORITIES, ALL OF WHICH ARE SUBJECT TO CHANGE OR DIFFERING INTERPRETATIONS (POSSIBLY WITH RETROACTIVE EFFECT). NO ATTEMPT IS MADE TO PRESENT A DETAILED EXPLANATION OF ALL U.S. FEDERAL INCOME TAX CONCERNS AFFECTING THE FUND AND ITS SHAREHOLDERS, AND THE DISCUSSION SET FORTH HEREIN DOES NOT CONSTITUTE TAX ADVICE. INVESTORS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS TO DETERMINE THE SPECIFIC TAX CONSEQUENCES TO THEM OF INVESTING IN THE FUND, INCLUDING THE APPLICABLE FEDERAL, STATE, LOCAL AND FOREIGN TAX CONSEQUENCES TO THEM AND THE EFFECT OF POSSIBLE CHANGES IN TAX LAWS.

         The Fund intends to elect to be treated and to qualify each year as a regulated investment company (a "RIC") under the Code. Accordingly, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) net income from interests in "qualified publicly traded partnerships" (as defined in the Code); (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer; (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more "qualified publicly traded partnerships" (as defined in the Code); and (iii) distribute at least 90% of its investment company taxable income (as defined in the Code, but without regard to the deduction for dividends paid) for such taxable year in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any U.S. federal income tax. For purposes of the 90% of gross income requirement described above, the Code expressly provides the U.S. Treasury with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to the Fund's business of investing in stock or securities. While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future (possibly with retroactive application) that would treat some or all of the Fund's foreign currency gains as non-qualifying income. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

         In order to avoid incurring a U.S. federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (which is the excess of its realized capital gain over its realized capital loss), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, plus (iii) 100% of any ordinary income and capital gain net income from previous years (as previously computed) that were not paid out during such years and on which the Fund paid no U.S. federal income tax.

         If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. Such distributions generally will be eligible (i) for the dividends received deduction in the case of corporate shareholders and (ii) for treatment as "qualified dividends" as discussed below, in the case of individual shareholders provided certain holding period and other requirements are met, as described below. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

         Distributions from the Fund, except in the case of distributions of qualified dividend income or capital gain dividends, as described below, generally will be taxable to shareholders as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions of net capital gains (that is, the excess of net gains from the sale of capital assets held more than one year over net losses from the sale of capital assets held for not more than one year) properly designated as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held the shares in the Fund.

         If a shareholder's distributions are automatically reinvested pursuant to the Plan and the Plan Administrator invests the distribution in shares acquired on behalf of the shareholder in open-market purchases, for U.S. federal income tax purposes, the shareholder will generally be treated as having received a taxable distribution in the amount of the cash dividend that the shareholder would have received if the shareholder had elected to receive cash. If a shareholder's distributions are automatically reinvested pursuant to the Plan and the Plan Administrator invests the distribution in newly issued shares of the Fund, the shareholder will generally be treated as receiving a taxable distribution equal to the fair market value of the stock the shareholder receives.

         Under current law, certain income distributions paid by the Fund to individual taxpayers are taxed at rates equal to those applicable to net long-term capital gains (generally, 15%). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by the Fund itself. For this purpose, "qualified dividend income" means dividends received by the Fund from certain United States corporations and qualifying foreign corporations, provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations. For these purposes, a "qualified foreign corporation" means any foreign corporation if (i) such corporation is incorporated in a possession of the United States, (ii) such corporation is eligible for benefits of a qualified comprehensive income tax treaty with the United States and which includes an exchange of information program, or (iii) the stock of such corporation with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A "qualified foreign corporation" does not include any foreign corporation which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a "passive foreign investment company" (as defined in the Code). In the case of securities lending transactions, payments in lieu of dividends are not qualified dividends. Dividends received by the Fund from REITs are qualified dividends eligible for this lower tax rate only in limited circumstances. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Thereafter, the Fund's dividends, other than Capital Gain Dividends, will be fully taxable at ordinary income tax rates unless further Congressional legislative action is taken.

         A dividend will not be treated as qualified dividend income (whether received by the Fund or paid by the Fund to a shareholder) if (1) the dividend is received with respect to any share held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend, (or fewer than 91 days during the associated 181-day period in the case of certain preferred stocks) (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (3) if the recipient elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. Distributions of income by the Fund, other than qualified dividend income and Capital Gains Dividends, are taxed as ordinary income, at rates currently up to 35%.

         We cannot assure you as to what percentage of the dividends paid on the shares will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

         The Fund's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

         Investments in lower rated or unrated securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities.

         Any recognized gain or income attributable to market discount on long-term debt obligations (i.e., obligations with a term of more than one year except to the extent of a portion of the discount attributable to original issue discount) purchased by the Fund is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

         Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

         Dividends and interest received, and gains realized, by the Fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively "foreign taxes") that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service (the "IRS") that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by the Fund. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by such shareholder, a proportionate share of those taxes, (2) would be required to treat such share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as such shareholder's own income from those sources, and, if certain conditions are met, (3) could either deduct the foreign taxes deemed paid in computing taxable income or, alternatively use the foregoing information in calculating the foreign tax credit against federal income tax (but IRA accounts may not be able to use the foreign tax credit). The Fund will report to its shareholders shortly after each taxable year their respective shares of foreign taxes paid and the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. The rules relating to the foreign tax credit are complex. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

         If the Fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to U.S. federal income tax and additional interest charges on "excess distributions" received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available that would ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash and would require certain information to be furnished by the foreign corporation, which may not be provided. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments. Dividends paid by passive foreign investment companies will not qualify as qualified dividend income eligible for taxation at reduced tax rates.

         If the Fund utilizes leverage through borrowing, it may be restricted by loan covenants with respect to the declaration of, and payment of, dividends in certain circumstances. Limits on the Fund's payments of dividends may prevent the Fund from meeting the distribution requirements, described above, and may, therefore, jeopardize the Fund's qualification for taxation as a RIC and possibly subject the Fund to the 4% excise tax. The Fund will endeavor to avoid restrictions on its ability to make dividend payments.

         The sale, exchange or redemption of Fund shares may give rise to a gain or loss. Such gain or loss would generally be treated as capital gain or loss if the Fund shares are held as a capital asset. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. Long-term capital gain rates applicable to individuals have been reduced, in general, to 15%; however, such rate is set to expire after December 31, 2010 absent further legislation. Any loss realized upon the sale or exchange of Fund shares with a holding period of 6 months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. The use of capital losses is subject to limitations. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other substantially identical shares (whether through the reinvestment of distributions or otherwise) within a 61-day period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

         Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund pursuant to the reinvestment privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

         Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will nevertheless be treated as having received such dividends in the taxable year in which the distributions were actually made.

         Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the gross proceeds of sales of shares, currently equal to 28%. An individual's TIN is generally his or her social security number. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

         Under Treasury regulations, if a shareholder recognizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder generally must file with the IRS a disclosure statement on Form 8886 except to the extent such losses are from assets that have a qualifying basis and meet certain other requirements. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. In addition, pursuant to recently enacted legislation, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

         The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

         The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The IRS currently requires that a RIC that has two or more classes of stock allocate to each such class proportionate amounts of each type of its income (such as ordinary income, capital gains, dividends qualifying for the dividends received deduction and qualified dividend income) based upon the percentage of total dividends paid out of earnings or profits to each class for the tax year. Accordingly, the Fund intends each year to allocate capital gain dividends, dividends qualifying for the dividends received deduction and dividends derived from qualified dividend income, if any, between its common shares and preferred shares in proportion, if any, to the total dividends paid out of earnings or profits to each class with respect to such tax year.

STATE AND LOCAL TAXES

         Shareholders should consult their own tax advisers as to the state or local tax consequences of investing in the Fund.

                                OTHER INFORMATION

         The Fund is an organization of the type commonly known as a "Delaware statutory trust." Under Delaware law, shareholders of such a trust may, in certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund property or the acts, obligations or affairs of the Fund. The Fund has been advised by its counsel that the risk of any shareholder incurring any liability for the obligations of the Fund is remote.

         The Declaration of Trust provides that the Trustees will not be liable for actions taken in good faith in the reasonable belief that such actions were in the best interests of the Fund or, in the case of any criminal proceeding, as to which a Trustee did not have reasonable cause to believe that such actions were unlawful; but nothing in the Declaration of Trust protects a Trustee against any liability to the Fund or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees.

         The Declaration of Trust provides that no person shall serve as a Trustee if shareholders holding a majority of the outstanding shares have removed him from that office either by a written declaration filed with the Fund's custodian or by votes cast at a meeting called for that purpose. Information about anti-takeover provisions in the Declaration of Trust is discussed in the prospectus under "Anti-Takeover Provisions in the Declaration of Trust."

         The Fund's prospectus and this SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained as described on the cover page of this SAI.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


         Tait, Weller & Baker LLP is the independent registered public accounting firm for the Fund and will provide audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the SEC.

           REPORT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
CORNERSTONE PROGRESSIVE RETURN FUND
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of Cornerstone Progressive Return Fund (the "Fund') as of July 20, 2007. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Cornerstone Progressive Return Fund as of July 20, 2007, in conformity with accounting principles generally accepted in the United States of America.




                                                      TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
AUGUST 1, 2007

                       CORNERSTONE PROGRESSIVE RETURN FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 20, 2007

ASSETS:
   Cash                                                                 $100,020
   Deferred offering costs                                               156,600
                                                                        --------
TOTAL ASSETS                                                             256,620

LIABILITIES
   Accrued offering costs                                                156,600
                                                                        --------
TOTAL LIABILITIES                                                        156,600
                                                                        --------

NET ASSETS                                                              $100,020

COMPONENTS OF NET ASSETS:
   Paid in capital                                                      $100,020
                                                                        --------

NET ASSETS                                                              $100,020
                                                                        --------

Shares of beneficial interest outstanding,
  no par value, unlimited common shares authorized                         6,668

Net asset value per share                                               $  15.00
                                                                        --------
Offering price per share                                                $  15.00
                                                                        --------


                SEE NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                       CORNERSTONE PROGRESSIVE RETURN FUND

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

NOTE 1 - ORGANIZATION

Cornerstone Progressive Return Fund (the "Fund") is a newly-organized, diversified, closed-end management investment company. The Fund's investment objective is to provide long-term total return.

The Fund has no operations to date other than matters relating to its organization and the sale and issuance of 6,668 common shares of beneficial interest in the Fund to two individuals that control Cornerstone Advisors, Inc., at the initial subscription price of $15.00 per share. Cornerstone Advisors, Inc. (the "Adviser") will act as the Fund's investment adviser.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES - The Fund's financial statement is prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

INCOME TAXES - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

ORGANIZATIONAL EXPENSES - The Adviser has agreed to pay all of the Fund's organizational expenses. As a result, organizational expenses of the Fund are not reflected in the Fund's financial statements. As of July 20, 2007, total organizational expenses are estimated to be approximately $40,000.

OFFERING COSTS - Offering costs are paid directly by the Fund. Estimated offering costs have been reported on the Statement of Assets and Liabilities as deferred offering costs. These estimated offering costs, as well as any additional offering costs incurred subsequent to July 20 2007, will be charged to paid-in-capital upon sale of the shares to the public.

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under the general supervision of the Fund's Board of Trustees, the Adviser will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. The Adviser will furnish to the Fund investment advice and office facilities, equipment and personnel for servicing the investments of the Fund. The Adviser will compensate all Trustees and officers of the Fund who are members of the Adviser's organization and who render investment services to the Fund, and will also compensate all other Adviser personnel who provide research and investment services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly fee computed at the annual rate of 1.00% of the average weekly net assets of the Fund.

Bear Stearns Funds Management Inc. ("BSFM") will serve as administrator to the Fund. Under the Administration Agreement, BSFM is responsible for generally managing the administrative affairs of the Fund. BSFM is entitled to receive a monthly fee at the annual rate of 0.10% of the Fund's average weekly net assets, subject to a minimum annual fee of $50,000.

NOTE 4 - CONCENTRATION OF CREDIT RISK

Cash at July 20, 2007 is on deposit at its custodian, Custodial Trust Company.

                                     PART C
                                OTHER INFORMATION

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

(1) Financial Statements (included in Part B)

Report of Independent Registered Public Accounting Firm*
Statement of Assets and Liabilities*
Notes to Statement of Assets and Liabilities*

(2) Exhibits


(a)(i)        Certificate of Trust**
(a)(ii)       Agreement and Declaration of Trust**
(b)           Bylaws**
(c)           Not applicable
(d)           Form of Share Certificate*
(e)           Dividend Reinvestment Plan*
(f)           Not applicable
(g)           Investment Management Agreement*
(h)           Form of Underwriting Agreement*
(i)           Not applicable
(j)           Form of Custody Agreement*
(k)(i)        Form of Stock Transfer Agency Agreement*
(k)(ii)       Form of Administration Agreement*
(k)(iii)      Form of Securities Lending Agreement*
(k)(iv)       Form of Fund Accounting Agreement*
(l)           Opinion and Consent of Blank Rome LLP*
(m)           Not applicable
(n)           Consent of Independent Auditor*
(o)           Not applicable
(p)           Initial Subscription Agreements*
(q)           Not applicable
(r)           Code of Ethics*




------------------
*    Filed herewith.

** Previously filed as an exhibit to the registration statement filed on May 14, 2007.

ITEM 26. MARKETING ARRANGEMENTS

         See Form of Underwriting Agreement filed herewith as Exhibit 2(h).

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees                               $
NASD Fees
AMEX Fees
Underwriters' Expense Reimbursement
Printing (Other than Certificates)
Engraving and Printing Certificates
Accounting Fees and Expenses
Legal Fees and Expenses
Miscellaneous Expenses
                                                           ------------------
Total                                                      $
                                                           ==================

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES


         Set forth below is the number of record holders as of July 20, 2007, of each class of securities of the Registrant:



TITLE OF CLASS                                        NUMBER OF RECORD HOLDERS
-----------------------------------------------   ------------------------------
Common Shares of Beneficial Interest                            2



ITEM 30. INDEMNIFICATION

         Article IV of the Registrant's Agreement and Declaration of Trust provides as follows:

         4.1      No Personal Liability of Shareholders, Trustees, etc.

         No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the General Corporation Law of the State of Delaware. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the affairs of the Trust, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer of the Trust, as such, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.

         4.2      Mandatory Indemnification.

         (a) The Trust shall indemnify the Trustees and officers of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise (other than, except as authorized by the Trustees, as the plaintiff or complainant) or with which he may be or may have been threatened, while acting in any capacity set forth in this Section 4.2 by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence (negligence in the case of Affiliated Indemnitees), or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was authorized by a majority of the Trustees.

         (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the succeeding paragraph (c) below.

         (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or
(iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.

         (e) Notwithstanding the foregoing, subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify Persons providing services to the Trust to the full extent provided by law provided that such indemnification has been approved by a majority of the Trustees.

                           Insofar as indemnification for liability arising
                  under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         4.3      No Duty of Investigation; Notice in Trust Instruments, etc.

         No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

         4.4      Reliance on Experts, etc.

         Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel or upon reports made to the Trust by any of the Trust's officers or employees or by any adviser, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other person may also be a Trustee.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Cornerstone Advisors, Inc. manages two other closed-end funds. A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser, and each member or executive officer of the investment adviser is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in the Statement of Additional Information contained in this Registration Statement in the section entitled "Management."

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

         All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the possession and custody of the Registrant's administrator, Bear Stearns Funds Management, located at 383 Madison Avenue, 23rd Floor, New York, New York, 10179.

ITEM 33. MANAGEMENT SERVICES

         Not applicable.

ITEM 34. UNDERTAKINGS

         1. The Registrant undertakes to suspend the offering of its Common Shares of Beneficial Interest until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         2. Not applicable.

         3. Not applicable.

         4. Not applicable.

         5. The Registrant undertakes that:

                  (a) for the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

                  (b) for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

         6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

                                   SIGNATURES


         Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the city of Asheville, and the State of North Carolina, on the 2nd day of August, 2007.


                                      CORNERSTONE PROGRESSIVE RETURN FUND


                                      By:    /s/ Ralph W. Bradshaw
                                             -----------------------------------
                                             Name: Ralph W. Bradshaw
                                             Title: President and
                                             Principal Executive Officer



         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                                DATE
---------------------------  ------------------------------------  -------------


  /s/ Ralph W. Bradshaw      Principal Executive Officer         August 2, 2007
---------------------------  and President and Initial Trustee
    Ralph W. Bradshaw

   /s/ Jodi B. Levine        Principal Financing and             August 2, 2007
---------------------------  Accounting Officer and
     Jodi B. Levine          Treasurer

          /s/*               Vice President and Trustee          August 2, 2007
---------------------------
    William A. Clark

          /s/*               Trustee                             August 2, 2007
---------------------------
    Thomas H. Lenagh

          /s/*               Trustee                             August 2, 2007
---------------------------
   Edwin Meese, III

          /s/*               Trustee                             August 2, 2007
---------------------------
    Scott B. Rogers

          /s/*                Trustee                            August 2, 2007
---------------------------
   Andrew A. Strauss

          /s/*                Trustee                            August 2, 2007
---------------------------
 Glenn W. Wilcox, Sr.

  * By:   /S/ RALPH W. BRADSHAW
       Ralph W. Bradshaw
       as Attorney-In-Fact

                                INDEX TO EXHIBITS

EXHIBIT NO.            DESCRIPTION
-------------------    ---------------------------------------------------------


(2)(d) Form of Share Certificate

(2)(e) Dividend Reinvestment Plan

(2)(g) Investment Management Agreement

(2)(h) Form of Underwriting Agreement

(2)(j) Form of Custody Agreement

(2)(k)(i) Form of Stock Transfer Agency Agreement

(2)(k)(ii) Form of Administration Agreement

(2)(k)(iii) Form of Securities Lending Agreement

(2)(k)(iv) Form of Fund Accounting Agreement

(2)(l) Opinion and Consent of Blank Rome LLP

(2)(n) Consent of Independent Auditor

(2)(p) Initial Subscription Agreements

(2)(r) Code of Ethics